Label	Element	Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

• invest in U.S. and non-U.S. equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

• invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy

• invest in securities of companies of any size or market capitalization

• invest in debt securities of any maturity or duration

• invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings) (“junk bonds”) or securities that are unrated

• enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the U.S. or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi-Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi-Asset Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns for Service Shares As of December 31, 2025
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:
2023, Q4	9.41%

Worst Quarter:
2020, Q1	-15.38%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Principal Investment Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Allocation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Allocation Risk: The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Volatility Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Volatility Management Risk: While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Value Investing and Growth Investing Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Investing and Growth Investing Risks: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Quantitative Model Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Quantitative Model Risk: A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Emerging Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets, thus, the Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Risk: Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Fixed-Income and Debt Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | ETF Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Small and Mid Cap Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Derivatives and Hedging Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | Securities Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Lazard Retirement Global Dynamic Multi-Asset Portfolio | MSCI World Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Lazard Retirement Global Dynamic Multi-Asset Portfolio | GDMA Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	GDMA Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.80%
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Service
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.18%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,484
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.38%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.93%
Annual Return [Percent]	oef_AnnlRtrPct	3.30%
Annual Return [Percent]	oef_AnnlRtrPct	20.53%
Annual Return [Percent]	oef_AnnlRtrPct	(6.57%)
Annual Return [Percent]	oef_AnnlRtrPct	17.79%
Annual Return [Percent]	oef_AnnlRtrPct	0.81%
Annual Return [Percent]	oef_AnnlRtrPct	11.94%
Annual Return [Percent]	oef_AnnlRtrPct	(17.38%)
Annual Return [Percent]	oef_AnnlRtrPct	10.81%
Annual Return [Percent]	oef_AnnlRtrPct	8.60%
Annual Return [Percent]	oef_AnnlRtrPct	15.72%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2012
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Investor
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.55%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,120
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.36%
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2018

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027 for Service Shares and until May 1, 2036 for Investor Shares, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.05% and .90% of the Portfolio’s Service Shares and Investor Shares, respectively.